Interest and Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Interest and Other Income

Notes to the Consolidated Financial Statements

	$ million
	2017	2016	2015
Interest income	677	451	359
Dividend income (from investments in securities)	375	264	456
Net gains on sale and revaluation of non-current assets and businesses	1,640	2,141	3,460
Net foreign exchange (losses)/gains on financing activities	(453)	343	(649)
Other	227	(302)	43
Total	2,466	2,897	3,669

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1